Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions:	During 2023, the Company had following related party transactions:
Name	Amount	Relationship	Note
Chong Kin Fai	63,735	A former director and principal owner of the Company	Repayment of unsecured interest free loan payable, repayable on demand
Wong Kim Kwan Kings	57,690	Director and controlling shareholder of the Company	Repayment of unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited	429,065	Shareholder of the Company	Proceeds from unsecured interest free loan payable, repayable within one year from drawdown.

During 2022, the Company had following related party transactions:
Name	Amount	Relationship	Note
Beauty & Health International Company Limited (Customer B) (note a)	$1,281,077	A company under common control	Revenue - sale of caviar
Beauty & Health International E-Commerce Limited (Customer C) (note b)	1,063,334	A company under common control	Revenue - sale of caviar
Mother Nature Health (HK) Limited (Customer E) (note b)	797,872	The Company’s former director was also this related company’s former director	Revenue - sale of caviar
Sky Channel Management Limited (note d)	1,418,141	The Company’s principal owner was a former director of this related company	Marketing expense
Chong Kin Fai	(898)	A former director and principal owner of the Company	Proceeds from unsecured interest free loan payable, repayable on demand
Chong Kin Fai	64,101	A former director and principal owner of the Company	Amount receivable for issuance of common stock in Top Wealth International as of December 31, 2022. The amount was paid on May 13, 2023.
Wong Kim Kwan Kings	(467,315)	Director and controlling shareholder of the Company	Proceeds from unsecured interest free loan payable, repayable on demand
Wong Kim Kwan Kings	576,912	Director and controlling shareholder of the Company	Conversion of unsecured interest free loan payable, repayable on demand into common stock in Top Wealth International
During 2021, the Company had following related party transactions:
Name	Amount	Relationship	Note
Chong Kin Fai	532	A former director and principal owner of the Company	Cash advanced for unsecured interest free loan receivable, repayable on demand
Wong Kim Kwan Kings	(293,410)	Director and controlling shareholder of the Company	Proceeds from unsecured interest free loan payable, repayable on demand
(a)	The transaction with this related party was ceased after August 31, 2022.
(b)	The transaction with this related party started on September 3, 2022. The controlling shareholder disposed all of his interest in this related party on 28 August 2022. These transactions were not considered as related party transactions in the year ended December 31, 2023
(d)	The transaction with this related party was ceased after December 31, 2022.

Schedule of Balances Due with Related Parties:	As of December 31, 2023, the Company had the following balances due with related parties:
Name	Amount	Relationship	Note
Wong Kim Kwan Kings	$160,089	Director and controlling shareholder of the Company	Unsecured interest free loan payable, repayable on demand
Snow Bear Capital Limited	$429,065	Shareholder of the Company	Unsecured interest free loan payable, repayable within one year from draw down

As of December 31, 2022, the Company had the following balances due with related parties:
Name	Amount	Relationship	Note
Mother Nature Health (HK) Limited (Customer E) (note c)	$5,436	The Company’s former director was also this related company’s former director	Account receivable

Chong Kin Fai	$63,735	A former director and principal owner of the Company	Unsecured interest free loan receivable, repayable on demand

Wong Kim Kwan Kings	$(217,779)	Director and controlling shareholder of the Company	Unsecured interest free loan payable, repayable on demand
(c)	The transaction with this related party started on January 27, 2022. The former director of the Company resigned on February 10, 2022. These transactions were not considered as related party transactions in the year ended December 31, 2023.